AFL-CIO Housing Investment Trust
                          Highlights - 2nd Quarter 2008

The AFL-CIO Housing Investment Trust's (HIT or Trust) net returns as of June 30 compared to those of its benchmark, the Lehman Brothers Aggregate Bond Index (Index), as follows.

--------------------------------------------------------------------------------

                   Performance for periods ended June 30, 2008
             (Returns for periods exceeding one year are annualized)

                                   Quarter  1 Year  3 Year   5 Year   10 Year
                                   -------  ------  ------   ------   -------

HIT Total Net Rate of Return       (0.81%)   7.05%   3.98%    3.76%    5.79%
Lehman Aggregate Bond Index        (1.02%)   7.12%   4.09%    3.85%    5.68%

The performance data quoted represents past performance and is no guarantee of future results. Investment results and principal value will fluctuate so that units in the Trust, when redeemed, may be worth more or less than their original cost. The Trust's current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end is available from the Trust's website at www.aflcio-hit.com.

--------------------------------------------------------------------------------

Positive contributions to the HIT's performance in the second quarter included:

o     Its ongoing yield advantage over the Index.

o     Its overweight to  agency-insured  commercial  mortgage-backed  securities
      (CMBS) as spreads to maturity-matched swaps tightened by 25 bps, on average. Private-label CMBS, however, only tightened by approximately 5 bps.

o The HIT's underweight to the 2- to 5-year part of the yield curve and overweight to the 10-year part of the curve, as the long end of the yield curve outperformed. The 2-, 5-, and 10-year Treasury rose by +103, +89 and +56 basis points, respectively.

Negative contributions to the HIT's second quarter performance included:

o Its structural overweight to spread product as the swap spreads widened during the quarter. The 2-year, 5-year and 10-year swaps widened by +10.33, +7.25, and +4.25 basis points, respectively.

o Its overweight to the highest credit quality sector (i.e. AAA-rated) of the investment grade universe, whose "excess returns" were the lowest among the four credit ratings buckets (AAA, AA, A and BBB) of the Lehman Aggregate Bond Index. Those returns were +42, +58, +137, and +244 bps, respectively. The HIT has an overweight with respect to the Index in high credit quality investments. Over 96% of the HIT portfolio is AAA-rated or carries a government or government-sponsored enterprise (GSE) guarantee.

In  this  environment  of  wider  spreads  and  heightened  volatility,  the HIT continued to execute its long-term portfolio strategy of seeking superior fundamentals of higher yield, superior credit quality, and neutral interest rate risk compared to its benchmark. The HIT will continue to strive to capture higher yield by overweighting in high credit quality multifamily mortgage securities that offer relative value as compared to other investment grade securities in its benchmark. While spreads on the asset classes in which the HIT invests have retreated from their highs of mid-March, the spreads remain high by historical standards and may provide attractive future investment opportunities. Ongoing market turbulence may continue to affect spreads, and consequently the HIT's performance, but this market environment can also present opportunities for the HIT. Many competing sources of financing for multifamily development have dried up, and the HIT expects to see increased investment opportunities in FHA and other multifamily programs. Agency credit enhanced multifamily investments provide relative value over other investment grade securities and represent an investment type for which the HIT possesses special expertise. These multifamily investments also contribute to the HIT's collateral objectives of increasing the supply of affordable housing and generating good union jobs.

Investors should consider the Trust's investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the Trust's prospectus. To obtain a prospectus, call the Trust at 202-331-8055 or visit www.aflcio-hit.com. The Lehman Brothers Aggregate Bond Index is an unmanaged index. It is not available for direct investment; its returns would be lower if they reflected the expenses associated with active management of an actual portfolio. This material represents HIT's assessment of the market environment at a specific point in time and should not be relied upon as research or investment advice.


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

AFL-CIO Housing Investment Trust
Portfolio Data as of June 30, 2008

Net Assets = $3,630,770,952

Portfolio effective duration = 4.711 years

Portfolio average coupon = 5.462%

Portfolio yield to maturity = 5.491%

Convexity = -0.117

Portfolio percentage in each of the following categories: (1)

   ----------------------------------------------------
   Agency Multifamily MBS                       58.07%
   ----------------------------------------------------
   Agency Single-Family MBS                     30.85%
   ----------------------------------------------------
   US Treasury/Agency Bonds                      6.71%
   ----------------------------------------------------
   AAA Private-Label CMBS                        3.48%
   ----------------------------------------------------
   Cash & Short-Term Securities                  0.89%
   ----------------------------------------------------

Portfolio percentage in each of the following categories: (1)

   ----------------------------------------------
   Mortgage-Backed Securities             30.85%
   ----------------------------------------------
   CMBS - Agency Multifamily*             58.33%
   ----------------------------------------------
   Federal Agency Notes                    0.68%
   ----------------------------------------------
   U.S. Treasury Notes                     6.03%
   ----------------------------------------------
   State Housing Bonds                     1.70%
   ----------------------------------------------
   Construction & Permanent Mortgages      1.52%
   ----------------------------------------------
   Cash & Short-Term Securities            0.89%
   ----------------------------------------------

   * Includes AAA Private-Label CMBS (3.48%), MF MBS (51.31%) and MF Construction MBS (3.54%).

Geographical distribution of long-term portfolio:(2)

   ---------------------------------------------
   West                                   4.69%
   ---------------------------------------------
   Midwest                               13.19%
   ---------------------------------------------
   South                                  0.96%
   ---------------------------------------------
   East                                  18.40%
   ---------------------------------------------
   National mortgage pools               62.76%
   ---------------------------------------------

----------
(1) Percentages weighted by unfunded construction-related security purchase commitments

(2)   Excludes  cash  and  short-term   equivalents,   US  Treasury  and  Agency
      Securities


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

AFL-CIO Housing Investment Trust
Portfolio Data as of June 30, 2008 (continued)

Portfolio duration distribution, by percentage in each category: (3)

   ------------------------------------------------------------
   0-1.99 yrs           15.75%      6-6.99 yrs          11.15%
   ------------------------------------------------------------
   2-2.99 yrs            7.85%      7-7.99 yrs           7.84%
   ------------------------------------------------------------
   3-3.99 yrs           17.33%      8-8.99 yrs           4.36%
   ------------------------------------------------------------
   4-4.99 yrs           16.15%      9-9.99 yrs           0.27%
   ------------------------------------------------------------
   5-5.99 yrs           17.07%      Over 10 yrs          2.23%
   ------------------------------------------------------------

Maturity Distribution (based on stated maturity):(3)

     --------------------------------------------
       0 - 1 year                        1.14%
     --------------------------------------------
       1 - 2.99 years                    1.13%
     --------------------------------------------
       3 - 4.99 years                    0.55%
     --------------------------------------------
       5 - 6.99 years                    2.21%
     --------------------------------------------
       7 - 9.99 years                   17.71%
     --------------------------------------------
     10 - 19.99 years                   15.37%
     --------------------------------------------
     Greater than 20 years              61.89%
     --------------------------------------------

Quality Distribution:(3,4)

Government or Agency           93.24%
AAA                             3.51%
AA                              1.71%
A                               1.54%

Bond sector distribution: (3,4)

MBS               93.22%
Treasury           6.09%
Agency             0.69%

----------
(3) Percentages weighted by unfunded construction-related security purchase commitments

(4)   Excludes cash and short-term equivalents

Confidential. The information contained in this report is confidential and proprietary to the AFL-CIO Housing Investment Trust, and it is provided solely for the use of the participant in the AFL-CIO Housing Investment Trust and subject to a prohibition on trading or other misappropriation. The participant, or the participant's investment consultant, receiving this information agrees that it will not disseminate all or part of this information to any party without the express written consent of the AFL-CIO Housing Investment Trust.

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